UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: May 31, 2010

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the year ended

May 31, 2010

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2010

I. Objective:

The SEI LIBOR Plus Portfolio (the “Portfolio”) seeks to provide an enhanced return above the Bank of America Merrill Lynch 3-Month Constant Maturity LIBOR (“London Interbank Offered Rate”) Index.

II. Multi-Manager Approach Statement:

The Portfolio uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Portfolio utilized the following sub-advisors as of May 31, 2010: Declaration Management & Research LLC and Brookfield Investment Management Inc.

III. Market Commentary:

Fixed-income market conditions for the year ended May 31, 2010 reflected a dramatic recovery from the crisis conditions of 2008, including the Lehman bankruptcy. The period was characterized by investors’ increased appetite for risk that drove powerful rallies in most of the non-Treasury sectors of the market. The catalyst for the market recovery was a series of government programs designed to improve credit availability. These programs included the Term Asset-Backed Securities Loan Facility (“TALF”), the Public-Private Investment Program (“PPIP”) and a $1.25 trillion purchase program of agency mortgage-backed securities (“MBS”) by the U.S. Federal Reserve (“the Fed”). The Fed’s purchase program brought MBS spreads and mortgage rates to historic lows. The TALF and PPIP programs helped drive strong performance in the non-agency MBS market (including commercial MBS) as well as the asset-backed securities (“ABS”) market. The corporate bond market was supported by stabilizing economic conditions, lower default rates and improved market liquidity. The strong market recovery was interrupted in the spring of 2010, as the European sovereign credit crisis triggered a modest flight to quality that served to bring Treasury yields back to the lower end of their trading range. Despite this more recent display of caution in the market, the rallies in the non-Treasury sectors provided very strong performance for the fixed-income markets during the one-year period.

IV. Return vs. Benchmark:

For the year ended May 31, 2010, the Portfolio outperformed the Bank of America Merrill Lynch 3-Month Constant Maturity LIBOR Index (“Index”), returning 13.20% versus the Index return of 0.39%.

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2010

V. Fund Attribution:

The Portfolio’s outperformance was driven by the sector allocation and security selection in the non-Treasury sectors, including non-agency MBS, commercial MBS, ABS and corporate securities.

Average Annual Total Return1

	1 Year Return	Annualized Inception to Date
SEI LIBOR Plus Portfolio	13.20%	(13.60)%

Comparison of change in the value of $100,000 investment in the SEI LIBOR Plus Portfolio versus the Bank of America Merrill Lynch 3-Month Constant Maturity LIBOR Index

[1]

For the period ended 5/31/10. Past performance is no indication of future performance. Portfolio Shares were offered beginning 8/31/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay of fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

†	Percentages based on total investments

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 45.0%

Agency Mortgage-Backed Obligations — 13.0%
FHLMC ARM (A)
5.247%, 03/01/36	$7,755	$8,106
5.238%, 10/01/35	3,546	3,711
4.614%, 06/01/35	6,789	6,991
FHLMC CMO, Ser 3335, Cl BF
0.487%, 07/15/19(A)	4,272	4,247
FHLMC CMO, Ser 3336, Cl FA
0.567%, 02/15/19(A)	6,750	6,743
FHLMC TBA
5.500%, 07/01/37	2,000	2,124
FNMA
6.000%, 07/01/37	5,248	5,664
FNMA ARM (A)
5.068%, 10/01/35	7,825	8,185
4.050%, 05/01/34	1,865	1,911
3.636%, 06/01/35	2,259	2,349
3.566%, 10/01/33	1,973	2,049
3.425%, 09/01/34	2,822	2,912
3.373%, 10/01/33	1,153	1,197
3.365%, 10/01/33	2,527	2,613
3.281%, 10/01/33	1,826	1,887
3.275%, 01/01/34	2,173	2,258
3.210%, 08/01/34	4,530	4,695
3.169%, 06/01/35	1,764	1,817
2.848%, 05/01/35	7,250	7,477
2.779%, 04/01/34	3,874	4,044
2.770%, 10/01/24	1,313	1,375
2.721%, 05/01/35	2,567	2,673
2.507%, 04/01/33	991	1,023
2.173%, 07/01/34	3,602	3,695
2.153%, 07/01/34	1,701	1,745
2.070%, 09/01/33	3,568	3,651
1.956%, 02/01/35	4,410	4,478
1.846%, 03/01/35	5,121	5,201
FNMA TBA
5.000%, 07/15/38	2,000	2,085
GNMA CMO, Ser 2009-23, Cl DM
5.500%, 04/16/39	1,398	1,514
GNMA CMO, Ser 2010-57, IO
6.263%, 03/16/38(A)	8,000	933

		109,353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Non-Agency Mortgage-Backed Obligations — 32.0%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (B)	$441	$79
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.492%, 06/25/35 (A)	1,886	1,368
American Home Mortgage Assets, Ser 2006-2A2, Cl 2A2
0.573%, 09/25/46 (A)	3,649	540
American Home Mortgage Assets, Ser 2006-4, Cl 2A2
1.591%, 10/25/46 (A)	4,300	877
Banc of America Commercial Mortgage, Ser 2005-2, Cl XP, IO
0.293%, 07/10/43 (A)	48,202	293
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	6,069	6,160
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	7,406	7,559
Banc of America Commercial Mortgage, Ser 2006-5, Cl A1
5.185%, 09/10/47	1,828	1,849
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	4,243	4,237
Banc of America Funding, Ser 2004-C, Cl 2A2
3.874%, 12/20/34 (A)	1,844	1,480
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	3,336	3,289
Banc of America Funding, Ser 2006-G, Cl 2A2
0.420%, 07/20/36 (A)	6,031	5,899
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.393%, 01/26/37 (A) (B)	6,099	5,777
Banc of America Mortgage Securities, Ser 2003-5, Cl 1A36
5.000%, 07/25/33	4,000	3,996

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.793%, 12/25/33 (A)	$871	$853
Banc of America Mortgage Securities, Ser 2007-4, Cl B2
6.186%, 12/28/37 (A)	1,406	66
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.186%, 12/28/37 (A)	3,824	250
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	5,315	5,361
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.990%, 09/11/42 (A) (B)	955	142
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
0.984%, 02/11/41 (A) (B)	77,811	1,360
Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Cl A4
4.320%, 02/13/46	4,598	4,642
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/42	8,598	8,624
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.717%, 06/11/40 (A)	5,000	4,999
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	5,000	4,943
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.990%, 09/11/42 (A) (B)	548	116
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.493%, 12/25/36 (A)	165	28
Bear Stearns Mortgage Funding Trust, Ser 2007-AR2, Cl A3
0.573%, 03/25/37 (A)	5,460	770
Chase Mortgage Finance, Ser 2007- A1, Cl 7A1
4.517%, 02/25/37 (A)	3,875	3,857
Chaseflex Trust, Ser 2007-M1, Cl 2AV1
0.493%, 08/25/37 (A)	53	52
Citicorp Mortgage Securities, Ser 2004-5, Cl 1A29
4.750%, 08/25/34	4,491	4,468
Citicorp Mortgage Securities, Ser 2004-8, Cl 3A1
5.250%, 10/25/34	7,398	7,503
Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.410%, 12/20/46 (A)	855	824
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003- 14, Cl A16
5.500%, 06/25/33	3,259	3,320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	$1,151	$1,230
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003- 24, Cl A2
4.500%, 07/25/33	5,395	5,457
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003- 34, Cl A3
5.000%, 09/25/33	1,579	1,583
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004- 13, Cl 2A17
5.750%, 08/25/34	983	981
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	1,870	1,844
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- 27, Cl M
5.500%, 12/25/35	3,763	536
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- 27, Cl B1
5.500%, 12/25/35	1,593	65
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005- HYB9, Cl 1A2
2.665%, 02/20/36 (A)	344	55
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2006- 17, Cl A4
6.000%, 12/25/36	6,968	7,005
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007- 17, Cl M
6.174%, 10/25/37 (A)	5,723	193
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008- 2R, Cl A1
6.000%, 12/25/36	1,957	1,795
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	3,698	3,760
Credit Suisse First Boston Mortgage Securities, Ser 2002- AR31, Cl 4A1
3.496%, 11/25/32 (A)	2,011	2,032
Credit Suisse First Boston Mortgage Securities, Ser 2003- C3, Cl A3
3.382%, 05/15/38	95	95
Credit Suisse First Boston Mortgage Securities, Ser 2005- C3, Cl A2
4.512%, 07/15/37	6,691	6,684

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2005- C4, Cl A2
5.017%, 08/15/38	$1,705 $	1,708
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.825%, 06/15/38 (A)	112	114
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/49 (A)	79	72
Credit Suisse, Ser 2006-HC1A, Cl A2
0.597%, 05/15/23 (A) (B)	4,000	3,820
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	2,871	2,874
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.823%, 02/25/48 (A) (B)	2,795	2,805
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.423%, 05/25/35 (A)	669	563
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	4,874	4,856
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	2,808	2,853
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	6,554	6,533
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	1,756	1,750
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	2,386	2,372
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A2
4.022%, 01/05/36	52	52
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.743%, 10/25/32 (A)	1,370	1,222
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.423%, 01/25/35 (A)	1,235	1,081
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.524%, 04/25/35 (A)	1,690	1,301
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.913%, 11/19/34 (A)	265	156
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
2.090%, 06/20/35 (A) (B)	1,131	62
Harborview Mortgage Loan Trust, Ser 2006-12, Cl 2A11
0.429%, 01/19/38 (A)	336	335
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.663%, 07/25/35 (A)	1,723	1,371

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.943%, 03/25/35 (A)	$1,007	$802
Impac Secured Assets CMN Owner Trust, Ser 2006-4, Cl A2A
0.423%, 01/25/37 (A)	17	16
Indymac Index Mortgage Loan Trust, Ser 2006-AR14, Cl 1A4A
0.513%, 11/25/46 (A)	4,788	1,746
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, IO (A) (B)
0.071%, 12/15/44	295,032	1,032
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C3, Cl A2
4.223%, 01/15/42	1,291	1,291
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47	3,000	2,906
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.823%, 12/25/34 (A)	3,495	3,552
LB-UBS Commercial Mortgage Trust, Ser 2000-C3, Cl A2
7.370%, 08/15/26	975	976
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	5,287	5,341
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (B)	3,450	3,601
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	4,707	4,714
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2
4.567%, 06/15/29 (A)	2,100	2,126
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	5,940	6,033
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	2,709
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	2,862	2,873
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.800%, 02/25/35 (A)	3,181	3,179
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
3.481%, 07/25/35 (A)	1,739	1,223
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
3.256%, 06/25/35 (A)	1,795	1,730
Morgan Stanley Capital I, Ser 2006-IQ12, Cl F
5.557%, 12/15/43 (A)	1,750	250
Morgan Stanley Capital I, Ser 2007-HQ13, Cl D
6.301%, 12/15/44 (A) (B)	4,000	680

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44	$340	$317
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.170%, 11/25/34 (A)	2,437	1,922
Nomura Asset Acceptance, Ser 2006-AP1, Cl A2
5.515%, 01/25/36 (A)	2,318	1,422
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	1,245	1,250
RBSSP Resecuritization Trust, Ser 2009-9, Cl 10A1
0.362%, 10/26/36 (A) (B)	3,087	3,025
RESI Finance, Ser 2007-B, Cl B5
1.438%, 04/15/39 (A) (B)	3,147	31
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.843%, 03/25/33 (A)	2,613	2,456
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.987%, 08/25/22 (A)	3,333	2,826
Residential Funding Mortgage Securities I, Ser 2003-S19, Cl A2
0.843%, 10/25/33 (A)	1,976	1,940
Residential Funding Mortgage Securities I, Ser 2004-S1, Cl A2
0.743%, 02/25/34 (A)	877	864
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	3,397	3,418
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	84
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl A2
7.455%, 07/18/33	334	333
Sequoia Mortgage Trust, Ser 2010- H1, Cl A1
3.750%, 02/25/40 (A)	1,948	1,968
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005- 7, Cl 1A3
2.596%, 04/25/35 (A)	3,722	2,686
Structured Asset Mortgage Investments, Ser 2006-AR7, Cl A12
0.593%, 08/25/36 (A)	2,695	647
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.463%, 10/25/46 (A)	5,450	5,307
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	3,626	3,624
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A2
5.416%, 01/15/45	2,800	2,828

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	$1,844	$1,865
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.540%, 04/15/47	210	192
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, C1 5A
1.513%, 04/25/47 (A)	8,148	3,777
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003- S4, Cl 2A5
4.500%, 06/25/33	902	901
Washington Mutual Mortgage Pass- Through Certificates, Ser 2004- AR9, Cl A6
2.950%, 08/25/34 (A)	593	592
Washington Mutual Mortgage Pass- Through Certificates, Ser 2004- S2, Cl 2A1
5.500%, 06/25/34	3,888	3,892
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR10, Cl 1A1
4.750%, 09/25/35 (A)	4,848	4,865
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR2, Cl B9
1.543%, 01/25/45 (A)	1,144	10
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.793%, 06/25/34 (A)	1,123	1,083
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A4
2.933%, 07/25/35 (A)	2,605	2,615
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (A)	532	494
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-10, Cl A19
6.000%, 08/25/36	542	519

		269,329

Total Mortgage-Backed Securities (Cost $418,072) ($ Thousands)		378,682

ASSET-BACKED SECURITIES — 41.2%

Automotive — 7.2%
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	7,435	7,422

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

	Face Amount	Market Value
Description	($ Thousands)	($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	$2,500	$2,497
AmeriCredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	2,286	2,284
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	8,130	8,267
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	6,330	6,403
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12 (B)	6,650	6,643
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.487%, 09/15/14 (A) (B)	5,055	5,055
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (B)	8,245	8,268
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	4,210	4,242
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.487%, 01/15/15 (A) (B)	6,045	6,061
Wachovia Auto Owner Trust, Ser 2008-A, Cl A3A
4.810%, 09/20/12	3,116	3,176

		60,318

Credit Cards — 12.5%
American Express Credit Account Master Trust, Ser 2005-5, Cl A
0.377%, 02/15/13 (A)	532	532
American Express Credit Account Master Trust, Ser 2005-7, Cl A
0.407%, 03/16/15 (A)	109	108
American Express Credit Account Master Trust, Ser 2005-8, Cl A
0.367%, 06/17/13 (A)	3,000	2,999
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.377%, 02/17/15 (A)	4,285	4,260
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.687%, 12/15/14 (A)	20,610	21,041
American Express Issuance Trust, Ser 2005-1
0.367%, 08/15/11 (A)	710	710
American Express Issuance Trust, Ser 2007-2, Cl A
0.587%, 07/15/13 (A)	178	178
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.367%, 11/15/13 (A)	3,450	3,440
Bank of America Credit Card Trust, Ser 2007-A2, Cl A2
0.357%, 06/17/13 (A)	3,863	3,858

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America Credit Card Trust, Ser 2008-A1, Cl A1
0.917%, 04/15/13 (A)	$5,090	$5,100
Bank of America Credit Card Trust, Ser 2008-A5, Cl A5
1.537%, 12/16/13 (A)	5,000	5,050
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	6,730	6,956
Chase Issuance Trust, Ser 2005- A10, Cl A10
4.650%, 12/17/12	549	557
Chase Issuance Trust, Ser 2005- A11, Cl A
0.407%, 12/15/14 (A)	370	368
Chase Issuance Trust, Ser 2005- A13, Cl A13
0.377%, 02/15/13 (A)	3,000	2,998
Chase Issuance Trust, Ser 2005-A7, Cl A7
4.550%, 03/15/13	98	100
Chase Issuance Trust, Ser 2005-A8, Cl A8
0.377%, 10/15/12 (A)	2,500	2,499
Chase Issuance Trust, Ser 2006-A1, Cl A
0.377%, 04/15/13 (A)	3,100	3,097
Chase Issuance Trust, Ser 2006-A4, Cl A4
0.357%, 10/15/13 (A)	165	165
Chase Issuance Trust, Ser 2006-A7, Cl A
0.347%, 02/15/13 (A)	3,586	3,583
Chase Issuance Trust, Ser 2007-A1, Cl A1
0.357%, 03/15/13 (A)	842	841
Chase Issuance Trust, Ser 2007- A10, Cl A10
0.377%, 06/16/14 (A)	4,360	4,339
Chase Issuance Trust, Ser 2007- A11, Cl A11
0.337%, 07/16/12 (A)	289	289
Chase Issuance Trust, Ser 2007- A15, Cl A
4.960%, 09/17/12	1,372	1,389
Chase Issuance Trust, Ser 2007- A16, Cl A16
0.557%, 06/16/14 (A)	344	344
Chase Issuance Trust, Ser 2007-A9, Cl A9
0.367%, 06/16/14 (A)	873	869
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	2,263	2,294
Chase Issuance Trust, Ser 2009-A7, Cl A7
0.787%, 09/17/12 (A)	1,965	1,967
Chase Issuance Trust, Ser 2009-A8, Cl A8
0.737%, 09/17/12 (A)	315	315
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.574%, 11/25/13 (A)	11,415	11,386

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2005-8, Cl A8
0.410%, 10/20/14 (A)	$142	$141
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.690%, 08/20/14 (A)	2,755	2,760
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
2.087%, 03/17/14 (A)	5,477	5,625
MBNA Credit Card Master Note Trust, Ser 2005-A11, Cl A11
0.377%, 05/15/13 (A)	5,000	4,996

		105,154

Mortgage Related Securities — 7.0%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A2
0.433%, 09/25/36 (A)	1,635	1,571
ACE Securities, Ser 2005-HE2, Cl M3
0.823%, 04/25/35 (A)	2,235	1,938
Aegis Asset-Backed Securities Trust, Ser 2005-4, Cl 1A3
0.613%, 10/25/35 (A)	110	107
Argent Securities, Ser 2005-W2, Cl A2B1
0.543%, 10/25/35 (A)	2,172	1,941
Argent Securities, Ser 2006-W2, Cl A2B
0.533%, 03/25/36 (A)	1,870	877
Asset Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.453%, 10/25/36 (A)	3,240	3,159
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.093%, 03/25/34 (A)	509	352
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2C
0.503%, 01/25/37 (A)	1,285	502
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl A3C2
0.493%, 09/25/36 (A)	2,540	1,787
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.503%, 11/25/36 (A)	1,241	591
Asset-Backed Securities Home Equity, Ser 2005-HE5, Cl M1
0.773%, 06/25/35 (A)	6,492	6,366
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.513%, 03/25/36 (A)	3,611	2,537
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37	1,615	1,617
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE9, Cl 1A2
0.493%, 11/25/36 (A)	3,430	1,499
Citigroup Mortgage Loan Trust, Ser 2006-FX1, Cl A1
0.443%, 10/25/36 (A)	9	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2006-NC2, Cl A2B
0.503%, 09/25/36 (A)	$4,971	$2,241
Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/35	2,631	2,576
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	2,216	2,143
Home Equity Asset Trust, Ser 2006-6, Cl 2A3
0.493%, 11/25/36 (A)	2,015	419
Home Equity Asset Trust, Ser 2006-7, Cl 2A3
0.493%, 01/25/37 (A)	3,550	493
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37	12,263	1,594
Household Home Equity Loan Trust, Ser 2007-3, Cl M1
2.590%, 11/20/36 (A)	3,000	1,550
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.393%, 08/25/33 (A)	457	426
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.573%, 02/25/36 (A)	1,965	1,722
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.493%, 08/25/36 (A)	4,210	1,443
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.503%, 04/25/36 (A)	4,665	3,049
Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A3
0.493%, 06/25/36 (A)	2,532	1,447
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2C
0.483%, 08/25/36 (A)	1,615	947
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.443%, 10/25/36 (A)	7,000	5,583
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2C
0.483%, 10/25/36 (A)	1,935	748
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.768%, 02/25/33 (A)	183	117
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.343%, 04/25/33 (A)	114	42
Nationstar Home Equity Loan Trust, Ser 2007-C2, Cl 2AV1
0.403%, 06/25/37 (A)	1,024	986
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.383%, 07/25/36 (A)	420	390
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.553%, 12/25/35 (A)	3,148	2,821

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.443%, 02/25/37 (A)	$1,201	$726
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.663%, 01/25/36 (A)	2,800	1,838
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.433%, 06/25/36 (A)	1,390	1,365

		59,518

Other Asset-Backed Securities — 14.5%
1776 CLO, Ser 2006-1A, Cl B
0.824%, 05/08/20 (A) (B)	5,000	3,848
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.573%, 01/25/36 (A)	1,660	1,536
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.543%, 05/25/35 (A)	361	351
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	3,766	3,756
Anthracite CDO I, Ser 2004-1A, Cl A
0.701%, 03/23/19 (A) (B)	5,566	4,175
Argent Securities, Ser 2005-W4, Cl A2C
0.643%, 02/25/36 (A)	919	895
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.493%, 08/25/36 (A)	571	541
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.663%, 10/25/35 (A)	3,738	3,520
Chase Funding Mortgage Loan, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	2,070	2,031
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A3
5.563%, 09/25/36	1,739	1,746
Citicorp Residential Mortgage Securities, Ser 2006-3, Cl A3
5.610%, 11/25/36	1,128	1,131
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.493%, 10/25/36 (A)	6,265	5,181
CNH Equipment Trust, Ser 2006-B, Cl A4
0.377%, 03/15/12 (A)	2,419	2,417
CNH Equipment Trust, Ser 2007-A, Cl A4
0.377%, 09/17/12 (A)	1,420	1,418
CNH Equipment Trust, Ser 2009-A, Cl A2
4.060%, 10/17/11	241	241
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.573%, 09/25/34 (A)	94	80

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.553%, 08/25/35 (A)	$1,714	$1,663
Countrywide Asset-Backed Certificates, Ser 2006-6, Cl 2A3
0.623%, 09/25/36 (A)	855	272
Crest Ltd., Ser 2002-IGA, Cl A
0.774%, 07/28/17 (A) (B)	3,655	3,436
Crest Ltd., Ser 2003-1A, Cl B1
1.202%, 05/28/38 (A) (B)	6,000	4,200
CSAB Mortgage Backed Trust, Ser 2006-4, Cl A1A
5.868%, 12/25/36	16	15
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A3
0.521%, 11/25/36 (A)	820	282
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A1
0.413%, 11/25/36 (A)	88	85
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF14, Cl A2
0.403%, 10/25/36 (A)	889	852
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.593%, 06/25/36 (A)	20,000	400
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.463%, 09/25/26 (A)	593	80
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.473%, 12/25/26 (A)	247	24
Fremont Home Loan Trust, Ser 2006-B, Cl 2A3
0.503%, 08/25/36 (A)	1,550	497
Fremont Home Loan Trust, Ser 2006-C, Cl 2A1
0.393%, 10/25/36 (A)	112	110
Green Tree Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	4,620	4,900
Green Tree Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	981	1,043
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	5,845	5,962
GSAMP Trust, Ser 2005-HE3, Cl M1
0.813%, 06/25/35 (A)	1,677	1,666
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.713%, 07/25/45 (A)	1,275	1,228
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.723%, 09/25/35 (A)	882	849
GSAMP Trust, Ser 2006-HE2, Cl A2
0.523%, 03/25/46 (A)	1,607	1,347

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.633%, 11/25/35 (A)	$4,572	$3,213
HSI Asset Securitization Trust, Ser 2007-NC1, Cl A4
0.623%, 04/25/37 (A)	5,500	1,976
Lehman XS Trust, Ser 2006-19, Cl A1
0.443%, 12/25/36 (A)	84	78
Lehman XS Trust, Ser 2006-20, Cl A1
0.443%, 01/25/37 (A)	328	289
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007- 3, Cl A2A
0.393%, 06/25/37 (A)	4,345	4,205
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007- 5, Cl 2A1
1.043%, 10/25/37 (A)	2,832	2,760
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.663%, 11/25/35 (A)	7,083	6,106
Morgan Stanley ABS Capital I, Ser 2006-WMC2, Cl A2C
0.493%, 07/25/36 (A)	7,660	2,507
Morgan Stanley IXIS Real Estate Capital Trust, Ser 2006-2, Cl A3
0.493%, 11/25/36 (A)	3,870	1,435
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.593%, 12/25/35 (A)	7,352	5,895
Park Place Securities, Ser 2004- WCW1, Cl M1
0.973%, 09/25/34 (A)	7,007	6,822
RAAC Series, Ser 2005-RP2, Cl A
0.693%, 06/25/35 (A) (B)	2,150	2,065
RAAC Series, Ser 2006-SP4, Cl A1
0.443%, 11/25/36 (A)	43	42
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	3,447	3,366
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.533%, 02/25/36 (A)	2,053	1,646
SACO I, Ser 2005-9, Cl A1
0.593%, 12/25/35 (A)	3,342	1,162
SACO I, Ser 2005-WM3, Cl A1
0.863%, 09/25/35 (A)	1,700	504
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.633%, 08/25/35 (A)	1,425	1,336
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A1A
0.643%, 10/25/35 (A) (B)	364	360
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.493%, 12/25/36 (A)	3,200	1,289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Soundview Home Equity Loan Trust, Ser 2005-DO1, Cl M1
0.763%, 05/25/35 (A)	$2,292	$2,219
Specialty Underwriting & Residential Finance, Ser 2005- AB3, Cl A2B
0.593%, 09/25/36 (A)	2,738	2,480
Specialty Underwriting & Residential Finance, Ser 2006- BC5, Cl A2D
0.493%, 11/25/37 (A)	7,336	2,493
Structured Asset Investment Loan Trust, Ser 2006-BNC3, Cl A3
0.493%, 09/25/36 (A)	11,000	5,965
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.463%, 10/25/36 (A) (B)	143	131
Terwin Mortgage Trust, Ser 2006- 17HE, Cl A2A
0.423%, 01/25/38 (A) (B)	174	128

		122,250

Total Asset-Backed Securities (Cost $419,968) ($ Thousands)		347,240

CORPORATE OBLIGATIONS — 7.0%

Consumer Discretionary — 1.0%
Daimler Finance North America LLC
5.875%, 03/15/11	855	881
5.750%, 09/08/11	5,845	6,097
DIRECTV Holdings LLC
3.550%, 03/15/15 (B)	1,000	999
Marriott International
5.625%, 02/15/13	700	742

		8,719

Consumer Staples — 2.0%
Altria Group
9.250%, 08/06/19	1,400	1,661
CVS Caremark
0.552%, 06/01/10 (A)	3,205	3,205
Kraft Foods
5.625%, 11/01/11	6,610	6,986
Sara Lee
6.250%, 09/15/11	4,330	4,606

		16,458

Energy — 0.3%
Anadarko Finance
6.750%, 05/01/11	890	925
Kerr-McGee
6.875%, 09/15/11	1,327	1,400

		2,325

Financials — 0.6%
Citigroup
6.125%, 05/15/18	700	716
PNC Funding
5.250%, 11/15/15	1,100	1,172
Shinsei Finance Cayman Ltd.
6.418%, 01/29/49 (A) (B)	2,235	1,416

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia MTN
5.750%, 02/01/18	$700	$749
WPP Finance
8.000%, 09/15/14	1,000	1,171

		5,224

Health Care — 0.6%
Medco Health Solutions
7.125%, 03/15/18	1,500	1,757
UnitedHealth Group
0.451%, 06/21/10 (A)	3,000	2,999

		4,756

Industrials — 0.3%
CSX
6.750%, 03/15/11	1,045	1,087
Fisher Scientific International
6.125%, 07/01/15	1,500	1,553

		2,640

Information Technology — 0.1%
Intuit
5.750%, 03/15/17	1,000	1,093

Materials — 0.6%
ArcelorMittal
6.500%, 04/15/14	1,500	1,587
Dow Chemical
7.600%, 05/15/14	1,500	1,718
Rio Tinto Finance USA
5.875%, 07/15/13	1,350	1,474

		4,779

Telecommunication Services — 1.5%
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,392
News America Holdings
7.700%, 10/30/25	2,000	2,319
Rogers Communications
9.625%, 05/01/11	1,790	1,917
Telecom Italia Capital
6.200%, 07/18/11	4,642	4,830
Telefonica Emisiones
5.984%, 06/20/11	2,075	2,166

		12,624

Total Corporate Obligations (Cost $58,255) ($ Thousands)		58,618

U.S. TREASURY OBLIGATION — 0.1%
U.S. Cash Management Bill
0.135%, 07/15/10 (D) (E)	875	875

Total U.S. Treasury Obligation (Cost $875) ($ Thousands)		875

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 7.3%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A, 0.090%*	61,893,184	$61,893

Total Cash Equivalent (Cost $61,893) ($ Thousands)		61,893

Total Investments — 100.6% (Cost $959,063)($ Thousands)		$847,308

A summary of outstanding futures contracts held by the Fund at May 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation ($ Thousands)
U.S. 5-Year Note	(233)	Sep-2010	$39
U.S. 10-Year Note	(64)	Sep-2010	27
U.S. Long Treasury Bond	(19)	Sep-2010	30

			$96

For the year ended May 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $842,217 ($ Thousands)

*	Investment in affiliated security. (see Note 3). Rate shown is the 7-day effective yield as of May 31, 2010.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2010. The date reported on the Schedule of Investments is the next reset date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2010. The coupon on a step bond changes on a specified date.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

Ser — Series

TBA — To Be Announced

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2010

SEI LIBOR Plus Portfolio

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investment in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$—	$378,682	$—	$378,682
Asset-Backed Securities	—	347,240	—	347,240
Corporate Obligations	—	58,618	—	58,618
U.S. Treasury Obligation	—	875	—	875
Cash Equivalent	61,893	—	—	61,893

Total Investment in Securities	$61,893	$785,415	$—	$847,308

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$96	$—	$—	$96

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Polices in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Assets and Liabilities ($ Thousands)

May 31, 2010

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $897,170)	$785,415
Affiliated investment, at value (cost $61,893)	61,893
Cash	40
Interest receivable	2,568
Securities sold receivable	372
Prepaid expenses	3

Total assets	850,291

Liabilities
Securities purchased payable	7,661
Advisory fees payable	118
Payable for variation margin	117
Administration fees payable	36
Trustees fees payable	3
Chief Compliance Officer fees payable	1
Accrued expenses and other liabilities	138

Total liabilities	8,074

Net assets	$842,217

Net Assets:
Paid-in-capital (unlimited authorization - no par value)	$1,350,280
Undistributed net investment income	137,492
Accumulated net realized loss on investments, futures contracts, and swap contracts	(533,896)
Net unrealized depreciation on investments	(111,755)
Net unrealized appreciation on futures contracts	96

Net assets	$842,217

Net asset value per share (based on 125,918,414 shares outstanding)*	$6.69

*	Shares are not rounded to thousands.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Operations ($ Thousands)

For the year ended May 31, 2010

SEI LIBOR Plus Portfolio
Investment income:
Interest	$28,642
Dividends from affiliated security	132

Total investment income	28,774

Expenses:
Advisory fees	2,552
Administration fees	425
Trustee’s expense	7
Chief Compliance Officer fees	2
Professional fees	128
Custody fees	35
Printing expense	9
Other expenses	78

Total expenses	3,236

Waivers of expenses:
Administration fees	(425)
Advisory fees	(939)

Net expenses	1,872

Net investment income	26,902

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(109,382)
Futures contracts	(4,570)
Swap contracts	2,402
Net change in unrealized appreciation (depreciation) on:
Investments	189,988
Futures contracts	348
Swap contracts	(2,870)
Foreign currency and translation of other assets and liabilities denominated in foreign currency	(58)

Net realized and unrealized gain from investments	75,858

Net increase in net assets resulting from operations	$102,760

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2010	Year Ended May 31, 2009

Increase (decrease) in net assets from operations:
Net investment income	$26,902	$47,846
Net realized loss from investments, futures contracts and swap contracts	(111,550)	(363,374)
Net realized gain on foreign currency transactions	—	5
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	187,466	(171,138)
Net change in unrealized depreciation on foreign currency and translation of other assets and liabilities denominated in foreign currency	(58)	(204)

Net increase (decrease) in net assets resulting from operations	102,760	(486,865)

Capital
Capital subscriptions	188,700	124,889
Capital redemptions	(123,500)	(539,500)

Net increase (decrease) in net assets resulting from capital	65,200	(414,611)

Net increase (decrease) in net assets	167,960	(901,476)

Net assets beginning of year	674,257	1,575,733

Net assets end of year (Including undistributed net investment income of $137,492 and $110,590, respectively)	$842,217	$674,257

Amounts designated as “–” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2010	Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
These financial highlights reflect data for a share outstanding throughout the period:

Net asset value, beginning of period	$5.91	$9.28	$10.00

Investment operations
Net investment income (a)	0.20	0.36	0.37
Net realized and unrealized gain (loss) on securities (a)	0.58	(3.73)	(1.09)

Total from investment operations	0.78	(3.37)	(0.72)

Net asset value, end of period	$6.69	$5.91	$9.28

Total Return(b)	13.20%	(36.31)%	(7.20)%

Net assets, end of period (000)	$842,217	$674,257	$1,575,733

Ratios to average net assets:
Expenses, net of waivers	0.22%	0.19%	0.16	%(c)
Expenses, gross of waivers	0.38%	0.38%	0.38	%(c)
Net investment income	3.16%	4.77%	5.25	%(c)
Portfolio turnover(b)	229%	282%	264%

†	Commencement of operations.
(a)	Calculated based on average shares outstanding during the period.
(b)	Returns and turnover rates are for the period indicated and have not been annualized.
(c)	Annualized.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(1)	Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”) the investment adviser to the Fund. The Fund intends to establish various series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the Bank of America Merrill Lynch 3-Month Constant Maturity LIBOR (London Interbank Offered Rate) Index.

As of May 31, 2010, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)	Significant Accounting Policies

Financial Accounting Standards Board (“FASB”) Launches Accounting Standards Codification — The FASB previously issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2)	Significant Accounting Policies (continued)

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB’s Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund implemented the Codification as of November 30, 2009.

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)	Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

18	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Directors. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Portfolio’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants, for which the primary market is a national securities exchange, are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

19	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended May 31, 2010, there have been no significant changes to the Fund’s fair valuation methodologies.

(c)	Derivative Transactions

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements.

20	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2) Significant Accounting Policies (continued)

(c) Derivative Transactions (continued)

The fair value of derivative instruments as of May 31, 2010 was as follows:

Asset Derivatives		Liability Derivatives
Year ended May 31, 2010		Year ended May 31, 2010
($ Thousands)		($ Thousands)
Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:

Interest Rate Contracts

Net Assets – Unrealized appreciation on futures contracts	$—	Net Assets – Unrealized depreciation on futures contracts	$117	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2010.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Swaps	Total
Interest Rate Contracts	$(4,570)	$(326)	$(4,896)
Credit Contracts	—	2,728	2,728

Total	$(4,570)	$2,402	$(2,168)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Swaps	Total
Interest Rate Contracts	$348	$363	$711
Credit Contracts	—	(3,233)	(3,233)

Total	$348	$(2,870)	$(2,522)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(d) Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

21	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2) Significant Accounting Policies (continued)

(d) Security Transactions, Investment Income and Realized Gain and Loss (continued)

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

(e) Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. As of May 31, 2010, the Portfolio had not entered into any repurchase agreements.

(f) Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

(g) Futures Contracts

The Portfolio utilized futures contracts during the year ended May 31, 2010. The Portfolio may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. The Portfolio’s investments in futures contracts were for tactical hedging purposes as well as to enhance the Portfolio’s returns.

22	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2) Significant Accounting Policies (continued)

(g) Futures Contracts (continued)

Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(h) Options/Swaptions Writing/Purchasing

The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

As of May 31, 2010, the Portfolio did not hold any options/swaptions.

23	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2) Significant Accounting Policies (continued)

(i) Swap Agreements

The Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The portfolio’s investments in swap contracts were mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

24	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2) Significant Accounting Policies (continued)

(i) Swap Agreements (continued)

The Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio enters into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

As of May 31, 2010, the Portfolio did not hold any swap contracts.

(j) Delayed Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

25	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(2) Significant Accounting Policies (concluded)

(k) Collateralized Debt Obligations

The Portfolio invests in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(l) Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid daily. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

26	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(3) Investment Adviser, Administrator and Other Transactions

SIMC serves as Investment Adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective December 1, 2008, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.22% of the Portfolio’s average net assets. SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Brookfield Investment Management, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears.

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may purchase securities of certain companies with which it is affiliated. Such investments are considered an “Investment in affiliated securities”, and are disclosed on the Schedule of Investments.

(4) Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take account equitably of the variations between the Portfolio’s tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes is allocated among the limited partners based upon each limited partner’s respective ownership percentage.

27	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(5) Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the year ended May 31, 2010, were as follows (Thousands):

Shares Issued	30,541
Shares Redeemed	(18,744)

Total Share Transactions	11,797

(6) Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the year ended May 31, 2010 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$1,117,545	$446,336	$1,563,881
Sales and Maturities	1,245,956	358,375	1,604,331

(7) Federal Tax Information

The Portfolio’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Portfolio’s earnings is the responsibility of its partners, rather than that of the Portfolio. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2010

(7) Federal Tax Information (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at May 31, 2010, were as follows ($ Thousands):

Federal Tax cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$959,063	$5,798	$(117,553)	$(111,755)

(8) Concentrations/Risks

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications by the Portfolio to the counterparty to the contract. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9) Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

(10) Subsequent Event

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2010.

(11) Other Matters

Due to volatility in the fixed income and equity markets, the market value of some of the Portfolio’s holdings may be materially different than shown in the Schedule of Investments (“SOI”). The values shown in the SOI were the market values as of May 31, 2010 and do not reflect any market events after May 31, 2010.

29	(Concluded)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Alpha Strategy Portfolios, LP:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Alpha Strategy Portfolios, LP (the “Fund”) comprising the SEI LIBOR Plus Portfolio, (the “Portfolio”) as of May 31, 2010, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of May 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 30, 2010

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/01/09	Ending Account Value 05/31/10	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio

Actual Fund Return	$1,000.00	$1,038.80	0.22%	$1.12
Hypothetical 5% Return	1,000.00	1,023.83	0.22	1.11

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited)

The following chart lists Trustees and Officers as of June 23, 2010.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Chairman of the Board of Trustees*	Since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., and SEI Structured Credit Fund, L.P.

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee /Director[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES (continued)
William M. Doran 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee*	Since 1982	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Fund, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Global Nominee, Ltd., SEI Investments – Unit Trust Management (UK), Limited, SEI Investments (Asia), Limited, and SEI Asset Korea Co., Ltd.

TRUSTEE
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 79 yrs. old	Director	Since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Director	Since 1996	Self-employed consultant, Newfound Consultants, Inc. since April 1997.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Structured Credit Fund L.P. and member of the independent review committee for SEI’s Canadian-registered mutual funds.

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Director	Since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002.	80	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.

Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Director	Since 2003	Founder and Managing Director, Avec Capital, since April 2008. Managing Director, Cue Capital from March 2002 to March 2008	80	Director of SEI Structured Credit Fund, L.P.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Director	Since 2004	Vice President and Chief investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002.	80	Trustee/Director of Ariel Mutual Funds and SEI Structured Credit Fund, L.P.

Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 68 yrs. old	Director	Since 2007	Private Investor since 1994.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
TRUSTEES (continued)
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Director	Since 2008	Retired since 2005. Chief Executive Officer, INVESCO North America, August 2003- December 2005. Director, Colonial BancGroup, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007- 2009.	80	Director of St. Joseph’s Translational Research Institute, 2009-present. Board of Councilors of the Carter Center.

OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	President & CEO	Since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 40 yrs. old	Controller & Chief Financial Officer	Since 2005	Fund Accounting Director of the Administration since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000- 2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, Old Mutual Advisors Fund, 2004-2005.	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS
Russell Emery One Freedom Valley Drive, Oaks, PA 19456 47 yrs. old	Chief Compliance Officer	Since 2006	Chief Compliance Officer of Bishop Street Funds, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, L.P., since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A

Timothy D. Barto One Freedom Valley Drive, Oaks, PA 19456 42 yrs. old	Vice President & Secretary	Since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

James Ndiaye One Freedom Valley Drive, Oaks, PA 19456 41 yrs. old	Vice President & Assistant Secretary	Since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited) (concluded)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS (continued)
Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Vice President & Assistant Secretary	Since 2008	Vice President and Assistant Secretary of SIMC since 2008. Associate at Stark & Stark (2004-2007).	N/A	N/A

David McCann One Freedom Valley Drive, Oaks, PA 19456 34 yrs. old	Vice President & Assistant Secretary	Since 2009	Vice President and Assistant Secretary of SIMC since 2009. Associate at Drinker, Bidder & Reath LLP, (2005-2008). Associate at Pepper, Hamilton, LLP, (2001-2005).	N/A	N/A

John J. McCue One Freedom Valley Drive, Oaks, PA 19456 47 yrs. old	Vice President	Since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A

Andrew S. Decker One Freedom Valley Drive, Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	Since 2008	Compliance Officer and Product Manager, SEI, 2005- 2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A

*	Messrs. Nesher and Doran are Directors who may be deemed as “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Fund’s Distributor.
[1]

Each Director shall hold office during the lifetime of the Fund until the election and qualification of his of her successor, or until he or she sooner dies, resigns or is removed in accordance with the Fund’s By-Laws.

[2]

The Fund complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Alpha Strategy Portfolios, LP (the “Fund”) has been established to facilitate the investment needs of registered investment company clients and institutional clients (“clients”) of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s clients.

The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the “Portfolio”). The Fund and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Fund’s Board of Directors (the “Board”), the Portfolio’s sub-advisers (the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers also are responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Portfolio’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Directors or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Portfolio’s Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Fund’s Board of Directors calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Portfolio that the Board reviews during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The Directors also

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund’s Investment Advisory Agreements. Finally, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (f) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Portfolio-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Portfolio’s performance compared with similar mutual funds.

At the March 24, 2010 meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

•	the Portfolio’s investment performance and how it compared to that of other comparable mutual funds;

•	the Portfolio’s expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Portfolio, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

Nature, Extent and Quality of Services. The Board of Directors considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Portfolio and the

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Directors found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported renewal of the Investment Advisory Agreements.

Portfolio Performance. The Board of Directors considered Portfolio performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Directors considered the Portfolio’s performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Directors considered the composition of each peer group and selection criteria. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Portfolio. The Directors found Portfolio performance satisfactory, and where performance was below the benchmark, the Directors were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Portfolio Expenses. With respect to the Portfolio’s expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio’s net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio’s peer group. The Directors further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Directors considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Portfolio expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Portfolio’s net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Directors considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(concluded)

Economies of Scale. The Directors considered the existence of any economies of scale and whether those were passed along to the Portfolio’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio obtains reasonable benefit from economies of scale.

Based on the Directors’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent directors as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2010 and for fiscal year 2009 as follows:

		Fiscal Year 2010			Fiscal Year 2009
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$34,000	$0	$0	$30,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$244,500	$0	$0	$234,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not Applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2010	FYE 2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.
(g)(1)

The aggregate non-audit fees and services billed by KPMG for the fiscal year 2010 and fiscal year 2009 were $244,500 and $234,000, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13 and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h)	During the past fiscal year no non-audit services were provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Located under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Directors (the “Board”). Pursuant to the Committee’s Charter, adopted on June 29, 2007, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting. Subsequent to the registrant’s last fiscal half-year a new control has been implemented to ensure the timely detection of changes to fixed income securities that materially impact a security’s interest yield.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: July 30, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: July 30, 2010